LICENSE AGREEMENT AND RELATED-PARTY TRANSACTIONS (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended						3 Months Ended		6 Months Ended		12 Months Ended		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended					1 Months Ended				3 Months Ended	6 Months Ended	12 Months Ended	1 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011 License Agreement [Member] Common stock [Member]	Jun. 30, 2014 MIT [Member] License Agreement [Member]	Jun. 30, 2013 MIT [Member] License Agreement [Member]	Jun. 30, 2014 MIT [Member] License Agreement [Member]	Jun. 30, 2013 MIT [Member] License Agreement [Member]	Dec. 31, 2013 MIT [Member] License Agreement [Member]	Dec. 31, 2012 MIT [Member] License Agreement [Member]	Dec. 31, 2011 MIT [Member] License Agreement [Member]	Dec. 31, 2013 MIT [Member] License Agreement [Member] Common stock [Member]	Dec. 31, 2012 MIT [Member] License Agreement [Member] Common stock [Member]	Dec. 31, 2011 MIT [Member] License Agreement [Member] Common stock [Member]	Jun. 30, 2014 Harvard [Member] License Agreement [Member]	Jun. 30, 2013 Harvard [Member] License Agreement [Member]	Jun. 30, 2014 Harvard [Member] License Agreement [Member]	Jun. 30, 2013 Harvard [Member] License Agreement [Member]	Dec. 31, 2013 Harvard [Member] License Agreement [Member]	Dec. 31, 2012 Harvard [Member] License Agreement [Member]	Apr. 30, 2011 Co-founder/stockholder employed by MIT [Member]	Jun. 30, 2014 Co-founder/stockholder employed by MIT [Member]	Jun. 30, 2013 Co-founder/stockholder employed by MIT [Member]	Jun. 30, 2014 Co-founder/stockholder employed by MIT [Member]	Jun. 30, 2013 Co-founder/stockholder employed by MIT [Member]	Dec. 31, 2013 Co-founder/stockholder employed by MIT [Member]	Dec. 31, 2012 Co-founder/stockholder employed by MIT [Member]	Apr. 30, 2011 Director [Member]	Jun. 30, 2014 Director [Member]	Jun. 30, 2013 Director [Member]	Jun. 30, 2014 Director [Member]	Jun. 30, 2013 Director [Member]	Dec. 31, 2013 Director [Member]	Dec. 31, 2012 Director [Member]	Aug. 14, 2013 Director [Member]	Feb. 11, 2013 Director [Member]	Apr. 19, 2011 Director [Member] Restricted common stock [Member]	Apr. 30, 2011 Director [Member] Restricted common stock [Member] Execution of the contract [Member]	Apr. 30, 2011 Director [Member] Restricted common stock [Member] April 19, 2012 [Member]	Apr. 30, 2011 Director [Member] Restricted common stock [Member] Monthly through April 1, 2014 [Member]	Sep. 30, 2013 Allan Rothstein and Norman Rothstein [Member]	Jun. 30, 2014 Allan Rothstein and Norman Rothstein [Member]	Jun. 30, 2014 Allan Rothstein and Norman Rothstein [Member]	Dec. 31, 2013 Allan Rothstein and Norman Rothstein [Member]	Sep. 30, 2013 Allan Rothstein and Norman Rothstein [Member] Restricted common stock [Member]	Sep. 30, 2013 Allan Rothstein and Norman Rothstein [Member] Restricted common stock [Member] Execution of the contract [Member]	Sep. 30, 2013 Allan Rothstein and Norman Rothstein [Member] Restricted common stock [Member] December 10, 2013 [Member]	Sep. 30, 2013 Allan Rothstein and Norman Rothstein [Member] Restricted common stock [Member] March 10, 2014 [Member]
Related Party Transaction [Line Items]
Research and development	$ 791,105	$ 609,014	$ 1,476,517	$ 1,166,403	$ 2,369,414	$ 1,831,144		$ 6,250	$ 4,996	$ 12,500	$ 9,918	$ 20,000	$ 15,000
Royalty and milestone payments, 2014								25,000		25,000		25,000
Royalty and milestone payments, 2015								30,000		30,000		30,000
Royalty and milestone payments, 2016								40,000		40,000		40,000
Royalty and milestone payments, due every year thereafter								50,000		50,000		50,000
Payments for reimbursements								99,092	52,538	123,890	149,170	207,220	168,849					100,781	17,008	100,781	17,008	27,812	18,786
Issuance of common stock - license agreement, shares							94,307								132,840	18,993	66,303
Issuance of common stock - license agreement					35,868	5,128	21,691								35,867	5,128	15,250
Funding requirement of capital stock														7,500,000
Percent of common stock issuable														3.00%
Payments for consulting services																													25,000	18,750
Consulting agreement, shares issuable																																								159,045
Issuance of restricted stock, shares																																																1,000,000
Vesting percentage																																									25.00%	25.00%	2.08%						33.33%	33.33%	33.33%
Consulting agreement, term																								3 years							3 years													2 years
Consulting agreement, payment amount																																						37,500	75,000
Consulting agreement expense																									$ 6,250	$ 6,250	$ 12,500	$ 12,500				$ 9,375	$ 18,750	$ 18,750	$ 37,500	$ 18,750	$ 53,125								$ 0	$ 68,764	$ 201,236